3. SHARE EXCHANGE AGREEMENT (Tables)	9 Months Ended
Sep. 30, 2013
Share Exchange Agreement Tables
Schedule of fair value of assets and liabilities
Cash	$1,238
Accounts receivable	15,096
Accounts payable	(18,040)
The fair value of the Company’s net liabilities at the August 14, 2013 recapitalization
$(1,706)